Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Finance lease asset	$ 31,463
Current portion of finance lease liability	1,070
Finance lease liabilities	13,956	$ 0
Total lease liabilities	$ 15,026
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property and equipment, net
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other current liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Finance lease liabilities